TAXATION - Reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Loss before income tax	¥ (947,895)	$ (135,547)	¥ (1,980,566)	¥ (2,165,688)
Income tax computed at the mainland China statutory tax rate of 25%	(236,974)	(33,887)	(495,141)	(541,422)
Effect of tax holiday and preferential tax rates			143,182	110,393
Effect of different tax rates in different jurisdictions			(21,325)	(21,918)
Other non-taxable income			(32,690)	(26,008)
Non-deductible expenses			15,806	6,379
Share-based compensation costs	110,786	15,842	53,610	45,411
Effect of tax holiday and preferential tax rates	94,972	13,581
Research and development super deduction	(113,494)	(16,229)	(104,438)	(132,163)
Withholding tax and others			8,060	9,771
Change in valuation allowance	177,479	25,379	451,724	397,137
True-up adjustments in respect of prior year's annual tax filing and others	24,989	3,573	55,422	49,940
Expiration of tax losses	18,785	2,687	98,864	83,300
Change in unrecognized tax benefits	(2,044)	(292)
Effect of tax rate change on deferred tax	(78,307)	(11,198)	(217,248)	(6,697)
Income tax expense (benefit)	¥ (4,203)	$ (601)	¥ (1,524)	¥ 17,959
Tax Jurisdiction of Domicile [Extensible Enumeration]	China	China	China	China
Percent
Income tax computed at the Chinese mainland statutory tax rate of 25%	25.00%	25.00%
Effect of changes in tax laws or rates enacted in the current period	8.30%	8.30%
Effect of cross-border tax laws	0.00%	0.00%
Tax credits	0.00%	0.00%
Change in Valuation allowance	(18.70%)	(18.70%)
Expiration of tax losses	(2.00%)	(2.00%)
Share-based compensation costs	(11.70%)	(11.70%)
Research and development super deduction	12.00%	12.00%
Effect of tax holiday and preferential tax rates	(10.00%)	(10.00%)
True-up adjustments in respect of prior year's annual tax filing	(2.60%)	(2.60%)
Change in unrecognized tax benefits	0.20%	0.20%
Income tax expense (benefit)	0.40%	0.40%
China
Amount
Others	¥ 1,441	$ 206
Percent
Others	(0.20%)	(0.20%)
Cayman
Amount
Effect of different tax rates in different jurisdictions	¥ 13,949	$ 1,995
Others	(380)	(55)
Other non-taxable income	¥ 23,095	$ 3,302
Percent
Foreign tax effects	(1.50%)	(1.50%)
Others	0.00%	0.00%
Other non-taxable income	2.40%	2.40%
Other foreign jurisdictions
Amount
Others	¥ 7,690	$ 1,099
Percent
Others	(0.80%)	(0.80%)